Leases (Details) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 10,906	$ 17,620	$ 12,796
More Than Five 5 [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	3,714	0	3,602
Later Than 1 Year And Not Later Than 5 Years [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	4,188	15,343	7,239
No Later than 1 year [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 3,004	$ 2,277	$ 1,955